Property, plant and equipment - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 681	€ 683
Additions to right-of-use assets	159	156
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	427	465
Additions to right-of-use assets	67	63
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	171	133
Additions to right-of-use assets	58	57
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	81	82
Additions to right-of-use assets	32	34
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2	3
Additions to right-of-use assets	€ 2	€ 2